Federal Home Loan Bank Advances (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 86,882	$ 99,771
Federal Home Loan Bank Advances (Textual) [Abstract]
Authorized to borrow from Federal Home Loan Bank	75,829	74,864
Bank's indebtedness to the FHLB	49,011	72,027
LIBOR Adjustable interest rate, reset period	3 Month LIBOR rate
U.S. federal agency [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 31,036	$ 18,601